Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 28,579	$ 201,548
Restricted Cash and Cash Equivalents	5	5
Accounts Receivable, after Allowance for Credit Loss, Current	233,921	216,523
Inventory, Net	143,590	123,608
Regulatory assets	89,419	119,723
Income Taxes Receivable, Current	36,481	18,000
Derivative Asset, Current	15,682	7,545
Other Assets, Current	26,358	19,882
Total current assets	574,030	706,829
NON-CURRENT ASSETS:
Property, plant and equipment	7,082,443	6,982,314
Less: Accumulated depreciation	2,954,555	3,243,968
Utility plant in service - net	4,127,888	3,738,346
Construction work in progress	359,014	294,985
Property, Plant and Equipment, Net	4,486,902	4,033,331
OTHER NON-CURRENT ASSETS:
Intangible assets - net	235,656	138,978
Regulatory assets, non-current	541,784	593,939
Assets for Plan Benefits, Defined Benefit Plan	41,172	33,611
Derivative Asset, Noncurrent	0	12,172
Other non-current assets	301,979	70,354
Total other non-current assets	1,120,591	849,054
TOTAL ASSETS	6,181,523	5,589,214
CURRENT LIABILITIES:
Short-term debt	899,159	0
Accounts payable	292,851	189,845
Accrued taxes	22,580	22,474
Accrued interest	33,639	33,447
Customer deposits	29,308	35,097
Regulatory liabilities	23,371	23,348
Accrued and other current liabilities	27,547	19,014
Total current liabilities	1,328,455	323,225
Long-term Debt and Lease Obligation	2,576,798	3,016,810
Deferred Income Tax Liabilities, Net	361,488	312,641
NON-CURRENT LIABILITIES:
Regulatory liabilities	527,224	612,585
Accrued other postretirement benefits	2,776	3,085
Asset retirement obligations	249,930	218,729
Other non-current liabilities	5,130	11,621
Total non-current liabilities	3,723,346	4,175,471
Liabilities	$ 5,051,801	$ 4,498,696
Common Stock, Shares Authorized	290,000,000
Common Stock, Shares, Outstanding	108,907,318	108,907,000
Common shareholders' equity:
Additional Paid in Capital	$ 1,021,992	$ 1,068,357
Accumulated Other Comprehensive Income (Loss), Net of Tax	29,294	22,269
Accumulated deficit	25,182	(108)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,129,722	1,090,518
Equity, Attributable to Noncontrolling Interest	53,254	0
Total common shareholders' equity	1,076,468	1,090,518
TOTAL LIABILITIES AND EQUITY	6,181,523	5,589,214
Accounts receivable and unbilled revenue, allowance for doubtful accounts	2,283	1,117
Indianapolis Power And Light Company
CURRENT ASSETS:
Cash and cash equivalents	25,767	199,103
Restricted Cash and Cash Equivalents	5	5
Accounts Receivable, after Allowance for Credit Loss, Current	233,970	216,572
Inventory, Net	143,590	123,608
Regulatory assets	89,419	119,723
Income Taxes Receivable, Current	5,140	6,682
Other Assets, Current	27,741	27,422
Total current assets	525,627	693,110
NON-CURRENT ASSETS:
Property, plant and equipment	7,082,443	6,982,314
Less: Accumulated depreciation	2,954,555	3,243,968
Utility plant in service - net	4,127,888	3,738,346
Construction work in progress	359,014	294,985
Property, Plant and Equipment, Net	4,486,902	4,033,331
OTHER NON-CURRENT ASSETS:
Intangible assets - net	235,656	138,978
Regulatory assets, non-current	541,784	593,939
Assets for Plan Benefits, Defined Benefit Plan	41,172	33,611
Other non-current assets	298,439	67,008
Total other non-current assets	1,117,051	833,536
TOTAL ASSETS	6,129,580	5,559,977
CURRENT LIABILITIES:
Short-term debt	494,685	0
Accounts payable	292,835	189,806
Accrued taxes	22,580	22,474
Accrued interest	25,245	25,054
Customer deposits	29,308	35,097
Regulatory liabilities	23,371	23,348
Accrued and other current liabilities	34,748	26,214
Total current liabilities	922,772	321,993
Long-term Debt and Lease Obligation	2,106,146	2,143,147
Deferred Income Tax Liabilities, Net	342,557	305,107
NON-CURRENT LIABILITIES:
Regulatory liabilities	527,224	612,585
Accrued other postretirement benefits	2,776	3,085
Asset retirement obligations	249,930	218,729
Other non-current liabilities	5,129	11,621
Total non-current liabilities	3,233,762	3,294,274
Liabilities	$ 4,156,534	$ 3,616,267
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	17,206,630	17,207,000
Common shareholders' equity:
Common Stock, Value, Issued	$ 324,537	$ 324,537
Additional Paid in Capital	1,193,199	1,193,107
Accumulated deficit	402,056	426,066
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,919,792	1,943,710
Equity, Attributable to Noncontrolling Interest	53,254	0
Total common shareholders' equity	1,973,046	1,943,710
TOTAL LIABILITIES AND EQUITY	6,129,580	5,559,977
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,283	$ 1,117